SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Term deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term deposits	¥ 133,761	$ 20,500	¥ 24,000